NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NET LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Six Months Ended June 30,
	2024	2023
	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(459,319)	(347,163)
Accretion of redeemable convertible preferred shares	(2,979)	(258)
Numerator for basic and diluted net loss per ordinary share calculation	(462,298)	(347,421)
Denominator:
Weighted average number of ordinary shares, basic and diluted (1)	616,941,673	474,621,603
Denominator for basic and diluted net loss per ordinary share calculation (1)	616,941,673	474,621,603
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted	(0.75)	(0.74)
(1)	Shares outstanding for all periods reflect the adjustment for Recapitalization.

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(742,001)	(723,921)	(110,531)
Accretion of redeemable convertible preferred shares	(15,121)	(910)	—
Numerator for basic and diluted net loss per ordinary share calculation	(757,122)	(724,831)	(110,531)
Denominator:
Weighted average number of ordinary shares, basic and diluted (1)	474,621,603	475,805,054	334,127,181
Denominator for basic and diluted net loss per ordinary share calculation (1)	474,621,603	475,805,054	334,127,181
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted (1)	(1.60)	(1.52)	(0.33)
(1)	Shares outstanding for all periods reflect the adjustment for Recapitalization.

For the purposes of calculating loss per share for the years ended December 31, 2023, 2022 and 2021, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the Recapitalization (see note 1(b)), as if the Recapitalization had occurred at the beginning of the earliest period presented.

Schedule of potentially dilutive ordinary share equivalents excluded from the computation of net loss per share

	Six Months Ended June 30,
	2024	2023
	US$	US$
Redeemable convertible preferred shares (note 18)	—	68,228,526
Exchangeable notes (i)	—	33,675,700
Share options (ii)	15,622,994	10,274,118
Warrant (iii)	—	711,044
2024 Convertible Notes (iv) (note 16)	16,716,188	—
2023 Convertible Notes (v) (note 16)	—	2,248,065
Meritz put option (vi)	50,000,000	—
Public Warrant (note 13)	9,054,522	—
Sponsor Warrant (note 13)	5,486,784	—
Total	96,880,488	115,137,453
(i)	Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB2,400,000 (equivalent of US$336,757) divided by the fixed conversion price of US$10 per share as of December 31, 2023.
(ii)	For the six months ended June 30, 2024, 15,622,994 vested and unvested share options are not included in the calculation of basic loss per share, as such awards were not exercised as of June 30, 2024, and those share options are not included in the calculation of dilutive loss per share due to their antidilutive effect.

For the six months ended June 30, 2023, 10,274,118 outstanding share options are not included in the calculation of basic or diluted loss per share, as the issuance of such awards is contingent upon a Qualified IPO, which was not satisfied as of the period end.

(iii)	For the six months ended June 30, 2023, the warrant to purchase maximum 711,044 Series Pre-A Preferred Shares after Recapitalization is not included in the calculation of diluted loss per share, as the issuance of such shares is contingent upon a qualifying event, which was not satisfied as of the period end.
(iv)	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$109,784 divided by the estimated fair value of ordinary shares as of June 30, 2024.
(v)	For the six months ended June 30, 2023, the conversion of 2023 Convertible Notes as mentioned in note 16 is not included in the calculation of basic or diluted loss per share, as the conversion is contingent upon the consummation of the Business Combination, which was not satisfied as of the period end.
(vi)	For the six months ended June 30, 2024, as mentioned in note 14, the exercise of put option issued to Meritz are not included in the calculation of diluted loss per share due to antidilutive effect using reverse treasury stock method.
(vii)	The exchange or conversion of Lightning Speed Exchangeable Notes or Subsidiary Convertible Note to its respective equity holders as mentioned in note 15 and note 16, respectively, have no effect on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.

	Year ended December 31,
	2023	2022	2021
Redeemable convertible preferred shares (note 17)	68,228,526	68,228,526	—
Exchangeable notes (i)	36,709,165	34,459,983	12,547,642
Series Pre-A Note (ii)	—	—	5,332,827
2023 Convertible notes (iii)	2,029,407	—	—
Mandatorily redeemable noncontrolling interest (iv)	—	1,148,666	627,382
Share options(v)	10,073,233	10,378,710	—
Warrant(vi)	711,044	711,044	—
Total	117,751,375	114,926,929	18,507,851
(i)	Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB2,600,000 (equivalent of US$367,092), RMB2,400,000 (equivalent of US$344,600) and RMB800,000 (equivalent of US$125,476) divided by the fixed conversion price of US$10 per share as of December 31, 2023, 2022 and 2021, respectively.
(ii)	Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB150,000 (equivalent of US$21,178) divided by the then conversion price after Recapitalization as of December 31, 2021.
(iii)	For the year ended December 31, 2023, the conversion of 2023 Convertible Notes as mentioned in note 15 is not included in the calculation of basic or diluted loss per share, as the conversion is contingent upon the consummation of the Business Combination, which was not satisfied as of the period end.
(iv)	Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB80,000 (equivalent of US$11,487)and RMB40,000 (equivalent of US$6,274) divided by the fixed conversion price of US$10 per share as of December 31, 2022 and 2021, respectively.
(v)	For the years ended December 31, 2023 and 2022, 10,073,233 and 10,378,710 outstanding share options, respectively, are not included in the calculation of basic or diluted loss per share, as the issuance of such awards is contingent upon a Qualified IPO, which was not satisfied as of the year end.
(vi)	For the years ended December 31, 2023 and 2022, the warrant to purchase maximum 711,044 and 711,044 Series Pre-A Preferred Shares after Recapitalization is not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent upon a qualifying event, which was not satisfied as of the year end.
(vii)	The exchange or conversion of Lightning Speed Exchangeable Notes or Subsidiary Convertible Note to its respective equity holders as mentioned in note 14 and note 15, respectively, have no effect on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.